Multi-Strategy Growth & Income Fund

Supplement dated August 21, 2018 to the

Prospectus and Statement of Additional Information (“SAI”) each dated July 1, 2018

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Effective August 21, 2018, Felicia Tarantino will no longer serve as the Treasurer and Secretary of Multi-Strategy Growth & Income Fund (the “Fund”). All references to Ms. Tarantino in the Prospectus and SAI should be disregarded.

Effective as of the same date, the following chart replaces the Interested Trustee & Officers chart on page 16 of the SAI:

Interested Trustee & Officers

Name, Address and Age(year of birth)	Position/Term of Office(1)	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During Last 5 Years
Raymond J. Lucia, Jr. 1975(2)	Trustee, President since Sept. 2011 and Treasurer since August 2018	Chief Executive Officer for LCM Investment Management, LLC (2012-Present); Chief Executive Officer for Lucia Wealth Services, LLC (2010-Present); Chief Executive Officer for Lucia Securities, LLC (2010-Present)	1	None
James Colantino 1969	Assistant Treasurer since Sept. 2011	Senior Vice President (2011-present) Vice President (2004 – 2011); Senior Fund Administrator (1999-2004), Gemini Fund Services, LLC	n/a	n/a
Emily Paup 1991	Secretary since August 2018	Portfolio Specialist, LCM Investment Management, LLC (2018-present); Relationship Manager, Lucia Capital Group (2015-2018); Senior Internal Wholesaler, Realty Capital Securities (2014-2015)	n/a	n/a
Monica Giron 1976	Assistant Secretary since January 2018	Senior Paralegal, Gemini Fund Services, LLC, (2015-Present); Senior Paralegal, The Dreyfus Corporation (2007-2015)	n/a	n/a
Emile R. Molineaux 1962	Chief Compliance Officer and Anti-Money Laundering Officer Since December 2010

CCO of various clients of Northern Lights

Compliance Services, LLC, (Secretary since 2003 and Senior Compliance Officer since 2011); General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC (2003-2011)

			n/a	n/a

(1)  The term of office for each Trustee and officer listed above will continue indefinitely.

(2) Raymond J. Lucia, Jr. is an interested person of the Trust by virtue of his position as President of the Trust and his indirect controlling interest in the Trust's adviser.

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This Supplement, the Prospectuses and the SAI provide relevant information for all shareholders and should be retained for future reference. These documents have been filed with the Securities and Exchange Commission (“SEC”) and are incorporated herein by reference. These documents can be obtained without charge by calling toll-free 1-855-601-3841 or by visiting the SEC’s website at http://www.sec.gov